7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details)	12 Months Ended
	Jan. 31, 2023 $ / shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 CAD ($) shares
Details
Authorized Share Capital		100,000,000
Number of stock options granted		850,000		3,025,000
Stock options Exercise Price | $ / shares	$ 2.74		$ 2.97
Stock options expired unexercised		700,000		2,875,000
Stock options expired unexercised, price per share | $ / shares	3.00		1.49
Stock options exercised		0		50,000
Stock options exercised, price per share | $ / shares	$ 0		$ 3.00
Stock options exercised, total proceeds | $		$ 0		$ 150,000